ACCOUNTS RECEIVABLE - GNQ INSILICO INC [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
ACCOUNTS RECEIVABLE

6.	Other Receivables

Other receivables are comprised of the following:

	March 31, 2026	December 31, 2025
Vendor receivable	$-	$29,120
Employee receivables	1,322	678
Total	$1,322	$29,798

Employee receivables represent amounts advanced to employee or reclassified from accounts payable in respect of employee expense settlements. These amounts are non-interest bearing and are expected to be settled against future expense reimbursements in the normal course.

As at December 31, 2025, the vendor overpayment receivable of $29,120 represented an overpayment made to a third-party service provider in connection with an invoice discrepancy identified during the year. During the three months ended March 31, 2026, the Company received full repayment of this amount, and accordingly, no vendor receivable balance remains outstanding as at March 31, 2026.

4.	Other Receivables

Other receivables are comprised of the following:

	2025	2024
Vendor receivable	$29,120	-
Employee receivables	678	-
Total	$29,798	-

As at December 31, 2025, the vendor overpayment receivable of $29,120 represented an overpayment made to a third-party service provider in connection with an invoice discrepancy identified during the year. The amount was received as a cash refund subsequent to year-end and has been fully recovered.

Employee receivables represent amounts advanced to employees or reclassified from accounts payable in respect of employee expense settlements. These amounts are non-interest bearing and are expected to be settled against future expense reimbursements in the normal course.

ACCOUNTS RECEIVABLE

5.	Accounts Receivable

During the three months ended March 31, 2026, the Company commenced delivery under a consulting services agreement representing its first revenue generating activity. The agreement is governed by ASC 606, Revenue from Contracts with Customers.

In connection with this agreement, during the three months ended March 31, 2026, the Company earned revenues of $250,000 (three months ended March 31, 2025: nil). In accordance with the contract terms, this revenue is fixed as a dollar amount but contracted to be settled in equity securities of the customer.

No allowance for credit losses has been established as of the balance sheet date. Management has assessed the collectability of these balances and considers them fully recoverable. Management will re-evaluate collectability at each subsequent reporting date.